Net Loss Per Share - Summary of Shares Outstanding Were Excluded From The Calculation of Diluted Net Loss Per Ordinary Share (Detail) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares issuable upon conversion	60,029,916	140,815,045	46,239,164
Restricted Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares issuable upon conversion	3,983,115	41,520,896
Series Pre-A convertible redeemable preferred shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares issuable upon conversion	82,811,813	241,148,000	241,148,000
Series A convertible redeemable preferred shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares issuable upon conversion	115,015,797	334,926,000	334,926,000
Series A+ convertible redeemable preferred shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares issuable upon conversion	54,222,527	157,896,000	157,896,000
Series B convertible redeemable preferred shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares issuable upon conversion	120,916,087	352,107,646	352,107,646
Series C convertible redeemable preferred shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares issuable upon conversion	186,399,063	542,794,072	413,415,759
Series C+ convertible redeemable preferred shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares issuable upon conversion	58,596,160	170,632,018	29,919,039
Series C++ convertible redeemable preferred shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares issuable upon conversion	41,542,257	95,851,381
Series D convertible redeemable preferred shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares issuable upon conversion	177,632,040	145,205,580